CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
NET INCOME	$ 10,259	$ 9,907	$ 11,944
Other comprehensive income (loss):
Change in unrealized gain (loss) on available for sale securities	2,415	3,371	(1,373)
Related tax (expense) benefit	(507)	(708)	289
Total other comprehensive income (loss), net of tax	1,908	2,663	(1,084)
Total comprehensive income	$ 12,167	$ 12,570	$ 10,860